Prior Year Restatement and Opening Balance Adjustments	12 Months Ended
Mar. 31, 2019
Disclosure Of Changes In Accounting Estimates [Abstract]
Prior Year Restatement and Opening Balance Adjustments

2. Prior year restatement and opening balance adjustments

Revision of segment results

During the year we reduced the number of our customer-facing units with a corresponding impact on reportable segments. Our BT Consumer and EE customer-facing units were brought together on 1 April 2018, and our Business and Public Sector and Wholesale and Ventures customer-facing units were combined on 1 October 2018. The group now has four customer-facing units:

- Consumer (formerly BT Consumer and EE)

- Enterprise (formerly Business and Public Sector and Wholesale and Ventures)

- Global Services

- Openreach.

During the year we also transferred our Northern Ireland Networks business from Enterprise to Openreach.

Where appropriate, comparative results for all four customer-facing units have been revised to be presented on a consistent basis. This affects the segment information and employees disclosures. See notes 5 and 8 respectively.

Restatement of previously issued financial statements for IAS 19 accounting valuation of retirement benefit obligations

On 27 July 2018 we announced that we had been alerted to an error made by our independent external actuary in the actuary’s calculation of our IAS 19 accounting valuation of retirement benefit obligations at 31 March 2018. Our independent external actuary is employed as an expert to calculate the IAS 19 accounting valuation on behalf of management. The error resulted from the incorrect application of changes to demographic assumptions. Management determined that the error was material with respect to the statement of comprehensive income and would require us to restate the previously issued consolidated financial statements for the year ended 31 March 2018.

The accounting error understated the net pension obligation, after tax, at 31 March 2018 by £393m (£476m gross of deferred tax) and overstated total equity in the balance sheet by £393m. The re-measurement gain of the net pension obligation recorded within the statement of comprehensive income for the year ended 31 March 2018 was overstated by £476m and tax expense on the pension re-measurement was overstated by £83m.

2. Prior year restatement and opening balance adjustments continued

The error has no effect on the income statement or the cash flow statement or any amounts included in the financial statements for the year ending 31 March 2017. It also has no effect on the 2017 triennial funding valuation of the BT Pension Scheme, associated cash contributions or on the pension scheme members.

Opening balance adjustments resulting from the implementation of IFRS 15 and IFRS 9

The transition methods we have chosen in applying IFRS 9 and IFRS 15 mean we do not restate comparative information for the impact of these standards. We have instead adjusted the 1 April 2018 balance sheet to reflect the impact on opening retained earnings of recognition of the IFRS 15 contract asset and liability, and for the IFRS 9 expected loss allowance.

Impact of restatement and opening balance adjustments

Set out below is the impact of these items on the group statement of comprehensive income and balance sheet. They are reflected in the group statement of changes in equity as presented on page 113.

Group statement of comprehensive income

	Year ended 31 March 2018 (as published)	Pension restatement	Year ended 31 March 2018 (restated)
	£m	£m	£m
Profit for the period	2,032	—	2,032
Other comprehensive income (loss)
Items that will not be reclassified to the income statement:
Remeasurements of the net pension obligation	2,160	(476)	1,684
Tax on pension remeasurements	(346)	83	(263)
Items that have been or may be reclassified subsequently to the income statement:
Exchange differences on translation of foreign operations	(188)	—	(188)
Fair value movements on available-for-sale assets	11	—	11
Movements in relation to cash flow hedges:		—
- net fair value (losses) gains	(368)	—	(368)
- recognised in income and expense	277	—	277
Tax on components of other comprehensive income that have been or may be reclassified	1	—	1
Other comprehensive profit (loss) for the period, net of tax	1,547	(393)	1,154
Total comprehensive income (loss) for the period	3,579	(393)	3,186

2. Prior year restatement and opening balance adjustments continued

Group balance sheet

	At 31 March 2018 (as published)	Pension restatement	At 31 March 2018 (restated)	IFRS 9 & 15 opening balance adjustment	At 1 April 2018
	£m	£m	£m	£m	£m
Non-current assets
Intangible assets	14,447	-	14,447	-	14,447
Property, plant and equipment	17,000	-	17,000	-	17,000
Trade and other receivables	317	-	317	114	431
Contract assets	-	-	-	198	198
Deferred tax assets	1,243	83	1,326	-	1,326
Other non-current assets	1,403	-	1,403	-	1,403
	34,410	83	34,493	312	34,805
Current assets
Trade and other receivables	4,014	-	4,014	(337)	3,677
Contract assets	-	-	-	1,417	1,417
Cash and cash equivalents	528	-	528	-	528
Other current assets	3,807	-	3,807	-	3,807
	8,349	-	8,349	1,080	9,429
Current liabilities
Loans and other borrowings	2,281	-	2,281	-	2,281
Trade and other payables	7,168	-	7,168	(1,409)	5,759
Contract liabilities	-	-	-	1,406	1,406
Current tax liabilities	83	-	83	248	331
Other current liabilities	653	-	653	-	653
	10,185	-	10,185	245	10,430
Total assets less current liabilities	32,574	83	32,657	1,147	33,804
Non-current liabilities
Loans and other borrowings	11,994	-	11,994	-	11,994
Contract liabilities	-	-	-	87	87
Retirement benefit obligations	6,371	476	6,847	-	6,847
Other non-current liabilities	3,905	-	3,905	-	3,905
	22,270	476	22,746	87	22,833
Equity
Share capital	499	-	499	-	499
All other reserves	8,046	-	8,046	-	8,046
Retained earnings	1,759	(393)	1,366	1,060	2,426
Total equity	10,304	(393)	9,911	1,060	10,971
	32,574	83	32,657	1,147	33,804